Interest expense (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Interest Expense

	2020	2019	2018
	RMB million	RMB million	RMB million
			(Note(i))
Interest on borrowings	1,914	1,840	1,891
Interest relating to lease liabilities (Note 21)	5,180	5,302	—
Interest relating to obligations under finance leases	—	—	2,409

Total interest expense on financial liabilities not at fair value through profit or loss	7,094	7,142	4,300
Less: interest expense capitalized (Note(ii))	(363)	(1,279)	(1,085)

	6,731	5,863	3,215
Interest rate swaps: cash flow hedge, reclassified from equity (Note 17&21)	(15)	(18)	(13)

	6,716	5,845	3,202

Notes:

(i)	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
(ii)	The weighted average interest rate used for interest capitalization was 2.51% per annum in 2020 (2019: 3.51%; 2018: 3.54%).